Supplemental cash flow information - Changes in current and non-current liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities	$ 6,499,510	$ 5,106,450		$ 3,776,918
Proceeds from short-term loans and borrowings	4,154,620	3,411,263	[1]	3,273,888	[1]
Proceeds from long-term loans and borrowings	191,322	938,474	[1]	1,381,738	[1]
Repayments of borrowings	(3,117,438)	(2,889,899)
Repayments of lease liabilities	(33,752)	(35,646)
Total changes from financing cash flows	1,194,752	1,424,192
Initial recognition of lease liabilities	16,826	70,078
Cancellation of lease liabilities	(5,734)	(21,151)
Interest expense	348,771	315,624
Interest paid	(311,080)	(277,350)
Amortization of loan fees	5,214	3,086
Total changes from other items	53,997	90,287
Changes from effects of foreign exchange rates	167,702	(56,106)
Adjustment for revised cash flow estimate		(2,478)
Loss on debt modification		2,761
Changes from effects of fair value measurement	(23,391)	(129,124)
Changes from interest on fair value measurement		0
Financial liabilities, principal
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities	6,259,057	4,877,119		3,460,473
Financial liabilities, accrued interest
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities	100,843	61,782		27,795
Loans and borrowings
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities	4,338,235	3,458,272		2,036,755
Proceeds from short-term loans and borrowings	3,656,665	3,273,142
Proceeds from long-term loans and borrowings		938,474
Repayments of borrowings	(2,933,506)	(2,755,562)
Total changes from financing cash flows	723,159	1,456,054
Interest expense	228,943	174,480
Interest paid	(213,310)	(165,642)
Amortization of loan fees	5,214	3,086
Total changes from other items	20,847	11,924
Changes from effects of foreign exchange rates	135,957	(46,461)
Loans and borrowings | Financial liabilities, principal
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities	4,303,763	3,439,629		2,026,665
Loans and borrowings | Financial liabilities, accrued interest
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities	34,472	18,643		10,090
Convertible liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities	1,621,976	1,300,407		1,274,899
Proceeds from short-term loans and borrowings	300,000
Total changes from financing cash flows	300,000	0
Interest expense	114,752	127,032
Interest paid	(93,183)	(104,285)
Total changes from other items	21,569	22,747
Loss on debt modification		2,761
Convertible liabilities | Financial liabilities, principal
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities	1,555,975	1,257,637		1,257,194
Convertible liabilities | Financial liabilities, accrued interest
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities	66,001	42,770		17,705
Other financing liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities	399,689	180,222		176,614
Proceeds from short-term loans and borrowings	197,955	138,121
Proceeds from long-term loans and borrowings	191,322
Repayments of borrowings	(183,932)	(134,337)
Total changes from financing cash flows	205,345	3,784
Interest expense	489	6,689
Total changes from other items	489	6,689
Changes from effects of foreign exchange rates	13,633	(4,387)
Adjustment for revised cash flow estimate		(2,478)
Other financing liabilities | Financial liabilities, principal
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities	399,319	179,853		176,614
Other financing liabilities | Financial liabilities, accrued interest
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities	370	369
Earn-out rights and Class C Shares liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities	8,887	32,278		161,402
Total changes from financing cash flows	0	0
Total changes from other items	0	0
Changes from effects of fair value measurement	(23,391)	(129,124)
Lease liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities	130,723	135,271		$ 127,248
Repayments of lease liabilities	(33,752)	(35,646)
Total changes from financing cash flows	(33,752)	(35,646)
Initial recognition of lease liabilities	16,826	70,078
Cancellation of lease liabilities	(5,734)	(21,151)
Interest expense	4,587	7,423
Interest paid	(4,587)	(7,423)
Total changes from other items	11,092	48,927
Changes from effects of foreign exchange rates	$ 18,112	$ (5,258)

[1]	Certain figures and descriptions were re-presented (see Voluntary re-presentation from previous year in Note 2 - Material accounting policies and use of significant judgements and estimates).